Loss Per Ordinary Share (“Lps”) - Schedule of Weighted Average Number of Ordinary Shares in Issue (Details)	6 Months Ended
	Dec. 31, 2025 MYR (RM) RM / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Schedule of Weighted Average Number of Ordinary Shares in Issue [Abstract]
Loss attributable to Owners of the Company (RM)	RM (14,677,831)	$ (3,610,783)	RM (27,536,434)	$ (6,146,525)
Weighted average number of ordinary shares in issue	1,765,256	1,765,256	1,765,256	1,765,256
Basic and Diluted LPS (RM) | (per share)	RM (8.31)	$ (2.04)	RM (15.6)	$ (3.45)